Financing (Details Narrative) (USD $)	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Terms of Convertible Note Payable Assigned to Non-Affiliate			On December 2, 2011, the Company agreed to the assignment of $500,000 in principal amount of an outstanding note, which represents a portion of the note the Company issued to the original debt holder on January 2, 2011. The assignment was to a third party that is not affiliated with the Company.
Assignment of note payable	$ 354,000	$ 987,900	$ 500,000
Note payable conversion rate discount	0.47	0.42	0.45
Note payable interest rate		8.00%	12.00%
Note payable default interest rate			24.99%
Note payable prepayment premium provision			50% premium of amounts being repaid
Note payable potential issuance of common shares upon conversion			50,000,000
Note payable assigned accrued interest		150,300
Shares issued upon conversion of debt, value		314,000
Shares issued upon conversion of debt, shares		6,230,202
Convertible notes issued		$ 276,500